DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Derivative Liabilities				$ 71,074,787	$ 11,904,070
Derivative, Gain (Loss) on Derivative, Net	$ (5,284,532)	$ (43,675,910)	$ (5,855,627)	(49,360,801)	9,809,916	$ (10,401,881)
Derivative Liability, Current	17,756,391		17,756,391		11,904,070	21,713,986	$ 11,312,105
Derivative, Gain (Loss) on Derivative, Net	$ 5,284,532	$ 43,675,910	5,855,627	49,360,801	$ (9,809,916)	10,401,881
Black Scholes [Member]
Derivative, Gain (Loss) on Derivative, Net			5,855,627	49,360,801
Derivative, Gain (Loss) on Derivative, Net			(5,855,627)	$ (49,360,801)
Maximum [Member]
Increase (Decrease) in Derivative Liabilities			$ 17,756,391
Minimum [Member]
Increase (Decrease) in Derivative Liabilities						$ 21,713,986